Restatement of Financial Statements	6 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement of Financial Statements
Note 2—Restatement of Financial Statements
In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in September 2020, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in the Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on September 21, 2020 the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40,

Derivatives and Hedging, Contracts in Entity’s Own Equity

(“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on September 21, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements for the periods beginning with the period from July 3, 2020 through December 31, 2020 and the period from July 3, 2020 through September 30, 2020 (collectively, the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon. The Warrants were issued in connection with the Company’s Initial Public Offering of
69,000,000
Units and the sale of Private Placement warrants completed on September 21, 2020. Each Unit consists of one of the Company’s Class A ordinary shares, $
0.0001
par value, and one-quarter of one redeemable warrant. Each whole Warrant entitles the holder to purchase one of Class A ordinary share at a price of $
11.50
per share. The Warrants will expire worthless
five
years from the date of completion of our initial business combination. The material terms of the warrants are more fully described in Note 8—Derivative Warrant Liabilities. See revised Note 9 – Fair Value Measurements.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the period from July 3, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$692,373,510	$—	$692,373,510

Liabilities and stockholders’ equity
Total current liabilities	$421,572	$—	$421,572
Deferred legal fees	239,161	—	239,161
Deferred underwriting commissions	24,150,000		24,150,000
Derivative warrant liabilities	—	99,938,040	99,938,040

Total liabilities	24,810,733	99,938,040	124,748,773
Class A common stock, $0.0001 par value; shares subject to possible redemption	662,562,770	(99,938,040)	562,624,730
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	274	1,000	1,274
Class B common stock - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,931,243	62,968,350	68,899,593
Accumulated deficit	(933,235)	(62,969,350)	(63,902,585)

Total stockholders’ equity	5,000,007	—	5,000,007

Total liabilities and stockholders’ equity	$692,373,510	$—	$692,373,510

	Period From July 3, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(1,104,601)	$—	$(1,104,601)
Other (expense) income:
Change in fair value of warrant liabilities	—	(61,680,150)	(61,680,150)
Financing costs	—	(1,289,200)	(1,289,200)
Unrealized gain on investments held in Trust Account	171,366	—	171,366

Total other (expense) income	171,366	(62,969,350)	(62,797,984)

Net loss	$(933,235)	$(62,969,350)	$(63,902,585)

Basic and Diluted weighted-average Class A common stock outstanding	69,000,000	—	69,000,000

Basic and Diluted net loss per Class A common shares	$0.00	—	$—

Basic and Diluted weighted-average Class B common stock outstanding	17,250,000	—	17,250,000

Basic and Diluted net loss per Class B common shares	$(0.05)	$(3.65)	$(3.70)

	Period From July 3, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(933,235)	$(62,969,350)	$(63,902,585)
Adjustments to reconcile net loss to net cash used in operating activities	(146,366)	62,969,350	62,822,984
Net cash used in operating activities	(1,165,494)	—	(1,165,494)
Net cash used in investing activities	(690,000,000)	—	(690,000,000)
Net cash provided by financing activities	692,860,173	—	692,860,173

Net change in cash	$1,694,679	$—	$1,694,679

In addition, the impact to the balance sheet dated September 18, 2020, filed on Form 8-K on September 25, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a
$38.3
million increase to the derivative warrant liabilities line item at September 18, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet dated September 18, 2020.

	As of September 21, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$694,363,065	$—	$694,363,065

Liabilities and shareholders’ equity
Total current liabilities	$1,790,393	$—	$1,790,393
Deferred underwriting commissions	24,150,000	—	24,150,000
Derivative warrant liabilities	—	38,257,890	38,257,890

Total liabilities	25,940,393	38,257,890	64,198,283
Class A common stock, $0.0001 par value; shares subject to possible redemption	663,422,670	(38,257,890)	625,164,780
shareholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	266	382	648
Class B common stock - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,071,351	1,288,818	6,360,169
Accumulated deficit	(73,340)	(1,289,200)	(1,362,540)

Total shareholders’ equity	5,000,002	—	5,000,002

Total liabilities and shareholders’ equity	$694,363,065	$—	$694,363,065